Recoverable Taxes	12 Months Ended
Dec. 31, 2022
Recoverable Taxes [Abstract]
Recoverable taxes
8.	Recoverable taxes

	December 31,
	2022	2021

Value Added Tax	$32,686	$100,838
Income Tax	353,506	353,325
Other	18,730	595
	$404,922	$454,758